UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin 53233
(414) 299-2000

June 9, 2014

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Partners Group Private Equity (Master Fund), LLC
Registration No.: 811-22241
Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2014.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
AVP Fund Administration

Encl.